Income taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)

Income tax expense (benefit) for the years ended December 31, 2015, 2016 and 2017 is allocated as follows:

	Year ended December 31,
	2015	2016	2017

Income from continuing operations	$61,937	$62,098	$59,742
Other comprehensive Income:
Unrealized gains (losses) on cash flow hedges	13,816	23,809	457
Retirement benefits	1,304	(1,885)	670
Additional paid in capital:
Excess tax benefit on stock-based compensation	(6,560)	—	—
Retained earnings:
Deferred tax assets recognized on early adoption of ASU 2016-09	—	(24,912)	—

Components of Income before Income Tax Expense from Continuing Operations

The components of income before income tax expense from continuing operations are as follows:

	Year ended December 31,
	2015	2016	2017
Domestic (U.S.)	$23,122	$44,110	$8,440
Foreign (Non-U.S.)	278,632	285,535	312,143
Income before income taxes	$301,754	$329,645	$320,583

Income Tax Expense (Benefit) Attributable to Income from Continuing Operations

Income tax expense (benefit) attributable to income from continuing operations consists of:

	Year ended December 31,
	2015	2016	2017
Current taxes:
Domestic (U.S. federal taxes)	$12,142	$78	$3,380
Domestic (U.S. state taxes)	301	1,069	1,268
Foreign (Non-U.S.)	68,207	30,497	65,485
	$80,650	$31,644	$70,133
Deferred taxes:
Domestic (U.S. federal taxes)	$(5,396)	$11,379	$3,549
Domestic (U.S. state taxes)	344	(459)	(2,809)
Foreign (Non-U.S.)	(13,661)	19,534	(11,131)
	$(18,713)	$30,454	$(10,391)
Total income tax expense (benefit)	$61,937	$62,098	$59,742

Income Tax Expense (Benefit) Computed by Applying United States Federal Statutory Income Tax Rate to Income Before Income Taxes

Income tax expense (benefit) attributable to income from continuing operations differed from the amounts computed by applying the U.S. federal statutory income tax rate of 35% to income before income taxes, as a result of the following:

	Year ended December 31,
	2015	2016	2017
Income before income tax expense	$301,754	$329,645	$320,583
Statutory tax rates	35%	35%	35%
Computed expected income tax expense	105,614	115,376	112,204
Increase (decrease) in income taxes resulting from:
Foreign tax rate differential	(16,550)	(18,574)	(25,224)
Tax benefit from tax holiday	(38,039)	(32,893)	(35,814)
Non-deductible expenses	1,884	2,295	1,146
Effect of change in tax rates	1,436	353	2,778
Change in valuation allowance	(33)	(4,830)	9,041
Unrecognized tax benefits	6,272	(627)	1,611
Other*	1,353	998	(6,000)
Reported income tax expense (benefit)	$61,937	$62,098	$59,742

*During 2017, following the transfer/closure of certain affiliated entities, deferred tax liabilities recorded against the outside basis difference amounting to $9,600 were reversed. It was not more likely than not that the resulting net deferred tax asset would be realized. Therefore, a full valuation allowance was established to offset the reduction in deferred tax liabilities.

Components of Deferred Tax Balances

The components of the Company’s deferred tax balances as of December 31, 2016 and 2017 are as follows:

	As of December 31,
	2016	2017
Deferred tax assets
Net operating loss carryforwards	$52,997	$55,500
Accrued liabilities and other expenses	19,840	41,177
Provision for doubtful debts	6,419	10,509
Property, plant and equipment	3,445	1,270
Unrealized losses on cash flow hedges, Net	558	275
Share-based compensation	19,054	19,789
Retirement benefits	5,067	5,817
Deferred revenue	44,892	22,948
Tax credit carryforwards	34,509	35,322
Other	8,876	11,571
Gross deferred tax assets	$195,657	$204,178
Less: valuation allowance	(14,746)	(24,549)
Total deferred tax assets	$180,911	$179,629
Deferred tax liabilities
Intangible assets	$13,519	$15,954
Property, plant and equipment	2,745	1,131
Deferred cost	41,950	33,816
Investments in foreign subsidiaries not indefinitely reinvested	29,546	18,949
Unrealized gains on cash flow hedges, net	14,350	14,711
Other	11,073	24,886
Total deferred tax liabilities	$113,183	$109,447
Net deferred tax asset	$67,728	$70,182

	As of December 31,
Classified as	2016	2017
Deferred tax assets
Non-current	$70,143	$76,929
Deferred tax liabilities
Non-current	2,415	6,747
	$67,728	$70,182

Change in Total Valuation Allowance for Deferred Tax Assets

The change in the total valuation allowance for deferred tax assets as of December 31, 2015, 2016 and 2017 is as follows:

	Year ended December 31,
	2015	2016	2017
Opening valuation allowance	$21,094	$20,091	$14,746
Reduction during the year	(3,499)	(7,299)	(3,957)
Addition during the year	2,496	1,954	13,760
Closing valuation allowance	$20,091	$14,746	$24,549

Remaining Tax Loss Carry Forwards Expiration

The Company’s remaining tax loss carryforwards expire as set forth in the table below:

	US – Federal	Europe	Others
Year ending December 31,
2018	$—	$—	$20
2019	—	—	72
2020	—	1,872	62
2021	—	581	2,084
2022	—	5,253	60
2023	—	8,500	953
2024	—	1,213	7,941
2025	—	28,222	9,647
2026	9,511	2,263	3,072
2027	9,913	—	2,053
2028	—	33	2,451
2034	—	—	1,027
	$19,424	$47,937	$29,442

Foreign Tax Credit Expiry Period

As of December 31, 2017, the company had a total foreign tax credit carryforward of $33,220, which will expire as set forth in the table below:

Year ending December 31,	Amount
2023	$893
2024	1,202
2025	15,552
2026	8,481
2027	5,362
2028	1,730
$33,220

Activities Related to Unrecognized Tax Benefits

The following table summarizes activities related to the Company’s unrecognized tax benefits for uncertain tax positions from January 1, 2018 to March 31, 2018:

2018
Opening balance at January 1	$26,060
Increase related to prior year tax positions, including recorded in acquisition accounting	229
Decrease related to prior year tax positions	(8)
Decrease related to prior year tax position due to lapse of applicable statute of limitation	(384)
Effect of exchange rate changes	(108)
Closing balance at March 31	$25,789

25. Income taxes (Continued)

The following table summarizes activities related to our unrecognized tax benefits from January 1 to December 31 for each of 2015, 2016 and 2017:

	Year Ended December 31,
	2015	2016	2017
Opening balance at January 1	$22,718	$26,357	$23,467
Increase related to prior year tax positions, including recorded in acquisition accounting	2,000	370	2,582
Decrease related to prior year tax positions	—	(1,506)	(1,398)
Decrease related to divestiture of business	—	(345)	—
Decrease related to prior year tax position due to lapse of applicable statute of limitation	(820)	(2,122)	(1,019)
Increase related to current year tax positions, including recorded in acquisition accounting	3,544	3,225	1,661
Decrease related to settlements with tax Authorities	—	(2,000)	—
Effect of exchange rate changes	(1,085)	(512)	767
Closing balance at December 31	$26,357	$23,467	$26,060